Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Condensed Consolidated Balance Sheets
Common stock, par value per share (in $ per share)	$ 0.04	$ 0.04
Common stock, shares authorized (in shares)	900,000,000	900,000,000
Common stock, shares issued (in shares)	15,639,877	4,525,643
Common stock, shares outstanding (in shares)	14,307,830	4,474,836
Treasury stock, shares (in shares)	1,332,047	24,818